Statement of Changes in Net Assets Available for Benefits	12 Months Ended
Dec. 31, 2025 USD ($)
Deductions from net assets attributable to:
Deemed distributions of notes receivable from participants	$ 3,969
EBP 201
Investment income:
Net appreciation in fair value of investments	10,802,107
Interest and dividends	4,132,449
Total investment income	14,934,556
Interest income from notes receivable from participants	128,171
Contributions:
Employee	4,770,064
Employer	3,131,776
Rollover	483,826
Total contributions	8,385,666
Total Additions	23,448,393
Deductions from net assets attributable to:
Benefit payments	11,966,410
Administrative expenses	20,759
Total deductions	11,991,138
Increase in net assets available for benefits	11,457,255
Net assets available for benefits, beginning of year	92,308,042
Net assets available for benefits, end of year	$ 103,765,297